                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                           HIGH YIELD VARIABLE ACOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o March 31, 2005

High Yield Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

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PORTFOLIO OF INVESTMENTS March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

High Yield Variable Account

ISSUER                                                                             PAR AMOUNT               VALUE
BONDS - 92.8%

ADVERTISING & BROADCASTING - 5.0%
Allbritton Communications Co., 7.75%, 2012                                       $  350,000        $    344,750
DIRECTV Holdings LLC, 8.375%, 2013                                                  185,000             200,262
Echostar DBS Corp., 6.375%, 2011                                                    350,000             343,000
Emmis Operating Co., 6.875%, 2012                                                   185,000             181,300
Granite Broadcasting Corp., 9.75%, 2010                                             390,000             362,700
Innova S. de R.L., 9.375%, 2013                                                     200,000             221,500
Intelsat Ltd., 6.5%, 2013                                                            85,000              68,212
Intelsat Ltd., 8.625%, 2015##                                                       210,000             214,200
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                          165,000             104,362
Lamar Media Corp., 7.25%, 2013                                                      135,000             140,400
PRIMEDIA, Inc., 8.875%, 2011                                                        385,000             401,363
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014##                                315,000             204,750
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                             600,000             558,000
                                                                                                   ------------
                                                                                                   $  3,344,799
                                                                                                   ------------

AEROSPACE - 1.1%
Argo Tech Corp., 9.25%, 2011                                                     $  200,000        $    215,000
BE Aerospace, Inc., 8.875%, 2011                                                    125,000             126,562
K&F Acquisition, Inc., 7.75%, 2014##                                                 65,000              63,050
Standard Aero Holdings, Inc., 8.25%, 2014##                                         105,000             108,675
TransDigm Holding Co., 8.375%, 2011                                                 225,000             230,906
                                                                                                   ------------
                                                                                                   $    744,193
                                                                                                   ------------

AIRLINES - 0.6%
Continental Airlines, Inc., 6.9%, 2017                                           $   73,411        $     59,490
Continental Airlines, Inc., 6.748%, 2017                                             74,147              60,515
Continental Airlines, Inc., 6.795%, 2018                                            121,955             103,802
Continental Airlines, Inc., 7.566%, 2020                                            244,890             205,914
                                                                                                   ------------
                                                                                                   $    429,721
                                                                                                   ------------

APPAREL MANUFACTURERS - 0.3%
Levi Strauss & Co., 12.25%, 2012 $                                                  195,000        $    212,550
                                                                                                   ------------

ASSET BACKED & SECURITIZED - 2.3%
ARCap, Inc., 6.0996%, 2045##                                                     $  165,567        $    149,060
Airplane Pass-Through Trust, 10.875%, 2019*                                         740,775               2,222
Asset Securitization Corp., 7.4362%, 2029                                           150,000             154,098
Asset Securitization Corp., 7.9262%, 2029##                                         200,000             172,906
Crest Ltd., 7%, 2040##                                                              154,000             145,963
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                    165,000             167,812
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##                          192,000             210,857
Mortgage Capital Funding, Inc., 7.214%, 2007                                        500,000             516,368
                                                                                                   ------------
                                                                                                   $  1,519,286
                                                                                                   ------------

AUTOMOTIVE - 2.6%
Affinia Group, Inc., 9%, 2014##                                                  $  220,000        $    203,500
General Motors Acceptance Corp., 6.125%, 2007                                       110,000             107,263
General Motors Acceptance Corp., 5.125%, 2008                                       110,000             101,845
General Motors Corp., 8.375%, 2033                                                  309,000             264,421
Intermet Corp., 9.75%, 2009*                                                        145,000              81,200
Metaldyne Corp., 11%, 2012                                                          140,000             113,400
Metaldyne Corp., 10%, 2013##                                                        185,000             168,350
Navistar International Corp., 7.5%, 2011                                            275,000             277,063
TRW Automotive, Inc., 9.375%, 2013                                                  105,000             112,875
TRW Automotive, Inc., 11%, 2013                                                     179,000             200,480
Tenneco Automotive, Inc., 10.25%, 2013                                              110,000             122,650
                                                                                                   ------------
                                                                                                   $  1,753,047
                                                                                                   ------------

BASIC INDUSTRY - 0.4%
Thermadyne Holdings Corp., 9.25%, 2014                                           $  165,000        $    158,400
Trimas Corp., 9.875%, 2012                                                           80,000              81,600
                                                                                                   ------------
                                                                                                   $    240,000
                                                                                                   ------------

BROADCAST & CABLE TV - 3.5%
CCO Holdings LLC, 8.75%, 2013                                                    $  150,000        $    150,000
CSC Holdings, Inc., 8.125%, 2009                                                    125,000             131,875
CSC Holdings, Inc., 6.75%, 2012##                                                   215,000             213,387
Cablevision Systems Corp., 8%, 2012##                                               160,000             164,000
Charter Communications, Inc., 8.625%, 2009                                          510,000             393,975
Charter Communications, Inc., 9.92%, 2011                                           495,000             379,912
Charter Communications, Inc., 8.375%, 2014##                                        120,000             120,600
FrontierVision Holdings LP, 11.875%, 2007*                                           50,000              67,250
FrontierVision Holdings LP, "B", 11.875%, 2007*                                      80,000             107,600
Frontiervision Operating Partners LP, 11%, 2006*                                    195,000             257,400
Mediacom Broadband LLC, 9.5%, 2013                                                  210,000             209,475
Rogers Cable, Inc., 8.75%, 2032                                                     140,000             162,400
                                                                                                   ------------
                                                                                                   $  2,357,874
                                                                                                   ------------

BROKERAGE & ASSET MANAGERS - 0.2%
Refco Finance Holdings LLC, 9%, 2012##                                           $  135,000        $    143,100
                                                                                                   ------------

BUILDING - 1.3%
Building Materials Corp. of America, 7.75%, 2014                                 $  360,000        $    360,000
Interface, Inc., 10.375%, 2010                                                      204,000             228,480
Nortek Holdings, Inc., 8.5%, 2014                                                   210,000             202,650
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                 183,000              97,448
                                                                                                   ------------
                                                                                                   $    888,578
                                                                                                   ------------

BUSINESS SERVICES - 1.7%
Iron Mountain, Inc., 8.625%, 2013 $                                                 240,000        $    242,400
Iron Mountain, Inc., 7.75%, 2015                                                      5,000               4,937
Iron Mountain, Inc., 6.625%, 2016                                                   105,000              95,812
Lucent Technologies, Inc., 5.5%, 2008                                               135,000             131,962
Lucent Technologies, Inc., 6.45%, 2029                                              160,000             138,000
Northern Telecom Corp., 6.875%, 2023                                                115,000             106,375
Northern Telecom Corp., 7.875%, 2026                                                 70,000              70,350
Xerox Corp., 7.625%, 2013                                                           350,000             365,750
                                                                                                   ------------
                                                                                                   $  1,155,586
                                                                                                   ------------

CHEMICALS - 4.9%
ARCO Chemical Co., 9.8%, 2020                                                    $  130,000        $    146,900
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                  81,000              92,340
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##                              172,000             120,400
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                                 62,000              44,640
Equistar Chemicals LP, 10.625%, 2011                                                115,000             129,087
Hercules, Inc., 6.75%, 2029                                                         210,000             205,800
Huntsman International LLC, 10.125%, 2009                                           197,000             204,880
Huntsman International LLC, 7.375%, 2015##                                          215,000             213,925
IMC Global, Inc., 10.875%, 2013                                                     215,000             256,925
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                     233,000             143,295
Kronos International, Inc., 8.875%, 2009                                     EUR     15,000              20,615
Lyondell Chemical Co., 9.5%, 2008                                                $  130,000             139,100
Lyondell Chemical Co., 11.125%, 2012                                                130,000             149,500
Nalco Co., 7.75%, 2011                                                              110,000             114,400
Nalco Co., 8.875%, 2013                                                              70,000              74,900
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                                204,000             154,020
Nova Chemicals Corp., 6.5%, 2012                                                    225,000             230,625
Resolution Performance Products LLC, 13.5%, 2010                                    130,000             140,400
Rhodia S.A., 8.875%, 2011                                                           435,000             423,038
Rockwood Specialties Group, Inc., 10.625%, 2011                                     180,000             199,800
Rockwood Specialties Group, Inc., 7.5%, 2014##                                       50,000              50,000
                                                                                                   ------------
                                                                                                   $  3,254,590
                                                                                                   ------------

CONGLOMERATES - 0.2%
Invensys PLC, 9.875%, 2011##                                                     $  125,000        $    129,687
                                                                                                   ------------

CONSTRUCTION - 1.3%
D.R. Horton, Inc., 8%, 2009                                                      $  265,000        $    284,904
Technical Olympic USA, Inc., 9%, 2010                                                75,000              77,625
Technical Olympic USA, Inc., 7.5%, 2011 - 2015                                      200,000             186,750
WCI Communities, Inc., 7.875%, 2013                                                 210,000             213,150
WCI Communities, Inc., 6.625%, 2015##                                               105,000              99,750
                                                                                                   ------------
                                                                                                   $    862,179
                                                                                                   ------------

CONSUMER GOODS & SERVICES - 2.7%
Bombardier Recreational Products, Inc., 8.375%, 2013                             $  150,000        $    159,000
Church & Dwight Co., Inc., 6%, 2012##                                                80,000              78,000
Integrated Electrical Services, Inc., 9.375%, 2009                                  185,000             177,600
K2, Inc., 7.375%, 2014                                                              205,000             212,175
Remington Arms Co., Inc., 10.5%, 2011                                                95,000              93,575
Revlon Consumer Products Corp., 8.625%, 2008                                        105,000              96,863
Revlon Consumer Products Corp., 9.5%, 2011##                                        260,000             255,450
Safilo Capital International S.A., 9.625%, 2013##                            EUR    350,000             458,897
Samsonite Corp., 8.875%, 2011                                                    $  210,000             219,975
Werner Holding Co., Inc., 10%, 2007                                                  90,000              63,900
                                                                                                   ------------
                                                                                                   $  1,815,435
                                                                                                   ------------

CONTAINERS - 1.7%
Crown European Holdings S.A., 9.5%, 2011                                         $  170,000        $    186,575
Greif, Inc., 8.875%, 2012                                                           210,000             226,800
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                   195,000             206,213
Owens-Illinois, Inc., 7.8%, 2018                                                    150,000             152,625
Plastipak Holdings, Inc., 10.75%, 2011                                              150,000             166,500
Pliant Corp., 13%, 2010                                                             220,000             185,900
                                                                                                   ------------
                                                                                                   $  1,124,613
                                                                                                   ------------

DEFENSE ELECTRONICS - 0.6%
L-3 Communications Corp., 5.875%, 2015                                           $  165,000        $    158,400
L-3 Communications Holdings, Inc., 6.125%, 2014                                     230,000             226,550
                                                                                                   ------------
                                                                                                   $    384,950
                                                                                                   ------------

ELECTRONICS - 0.4%
Flextronics International Ltd., 6.5%, 2013                                       $  225,000        $    223,312
Magnachip Semiconductor S.A., 8%, 2014##                                             30,000              30,675
                                                                                                   ------------
                                                                                                   $    253,987
                                                                                                   ------------

EMERGING MARKET QUASI-SOVEREIGN - 0.6%
Gazprom OAO, 9.625%, 2013##                                                      $  120,000        $    136,800
Gazprom OAO, 8.625%, 2034##                                                         220,000             244,750
                                                                                                   ------------
                                                                                                   $    381,550
                                                                                                   ------------

EMERGING MARKET SOVEREIGN - 0.8%
Federal Republic of Brazil, 8%, 2014                                             $   20,054        $     19,879
Federal Republic of Brazil, 8.875%, 2019                                            203,000             197,519
Republic of Panama, 9.375%, 2023 - 2029                                             159,000             178,800
Russian Ministry of Finance, 12.75%, 2028                                            84,000             137,466
                                                                                                   ------------
                                                                                                   $    533,664
                                                                                                   ------------

ENERGY - INDEPENDENT - 1.9%
Belden & Blake Corp., 8.75%, 2012                                                $  160,000        $    158,800
Chesapeake Energy Corp., 7%, 2014                                                   179,000             184,370
Chesapeake Energy Corp., 6.375%, 2015##                                             120,000             118,500
Chesapeake Energy Corp., 6.875%, 2016                                               270,000             272,700
Encore Acquisition Co., 8.375%, 2012                                                135,000             145,800
Encore Acquisition Co., 6.25%, 2014                                                  35,000              35,000
Newfield Exploration Co., 6.625%, 2014                                              140,000             141,750
Plains Exploration & Production Co., 7.125%, 2014                                   200,000             209,000
                                                                                                   ------------
                                                                                                   $  1,265,920
                                                                                                   ------------

ENERGY - INTEGRATED - 0.3%
Amerada Hess Corp., 7.3%, 2031 $                                                    195,000        $    219,897
                                                                                                   ------------

ENTERTAINMENT - 1.7%
AMC Entertainment, Inc., 9.5%, 2011                                              $  140,000        $    143,500
AMC Entertainment, Inc., 8.625%, 2012##                                             275,000             292,875
AMF Bowling Worldwide, Inc., 10%, 2010                                              130,000             133,250
Intrawest Corp., 7.5%, 2013                                                          65,000              65,162
Loews Cineplex Entertainment Corp., 9%, 2014##                                      215,000             213,925
Six Flags, Inc., 9.75%, 2013                                                        320,000             298,400
                                                                                                   ------------
                                                                                                   $  1,147,112
                                                                                                   ------------

FOOD & NON-ALCOHOLIC BEVERAGES - 1.9%
Burns, Philp & Co. Ltd., 9.75%, 2012                                             $  335,000        $    365,150
Merisant Co., 9.5%, 2013##                                                           90,000              77,400
Michael Foods, Inc., 8%, 2013                                                       225,000             234,000
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                         210,000             247,800
Smithfield Foods, Inc., 7%, 2011                                                    220,000             225,225
United Biscuits Finance PLC, 10.625%, 2011                                   EUR     80,000             107,873
                                                                                                   ------------
                                                                                                   $  1,257,448
                                                                                                   ------------

FOREST & PAPER PRODUCTS - 4.7%
Abitibi-Consolidated, Inc., 8.55%, 2010                                          $  340,000        $    345,100
Buckeye Technologies, Inc., 8.5%, 2013                                              180,000             189,000
Corporacion Durango S.A. de C.V., 7.5%, 2012                                        210,000             183,291
Georgia-Pacific Corp., 9.375%, 2013                                                 530,000             592,275
Georgia-Pacific Corp., 7.75%, 2029                                                   91,000              99,190
Graphic Packaging International, Inc., 9.5%, 2013                                   230,000             243,800
JSG Funding LLC, 11.5%, 2015##                                               EUR    293,702             355,343
Jefferson Smurfit Corp., 8.25%, 2012                                             $  205,000             210,637
MDP Acquisitions PLC, 9.625%, 2012                                                  260,000             279,500
Newark Group, Inc., 9.75%, 2014                                                     185,000             187,775
Norske Skog Canada Ltd., 8.625%, 2011                                               195,000             201,825
Norske Skog Canada Ltd., 7.375%, 2014                                               125,000             121,250
Stone Container Corp., 7.375%, 2014                                                 140,000             138,600
                                                                                                   ------------
                                                                                                   $  3,147,586
                                                                                                   ------------

GAMING & LODGING - 5.7%
Aztar Corp., 7.875%, 2014                                                        $  165,000        $    175,312
Boyd Gaming Corp., 6.75%, 2014                                                      295,000             291,312
Caesars Entertainment, Inc., 8.875%, 2008                                            80,000              87,700
Caesars Entertainment, Inc., 8.125%, 2011                                           375,000             415,313
Herbst Gaming, Inc., 7%, 2014##                                                      30,000              29,850
Host Marriott LP, 7.125%, 2013                                                      200,000             198,500
Host Marriott LP, 6.375%, 2015##                                                    140,000             133,700
Isle Capri Casinos, Inc., 7%, 2014                                                  140,000             138,600
MGM Mirage, Inc., 8.5%, 2010                                                        140,000             153,300
MGM Mirage, Inc., 8.375%, 2011                                                      410,000             442,800
MGM Mirage, Inc., 5.875%, 2014                                                       95,000              89,656
Mandalay Resort Group, 9.375%, 2010                                                 175,000             193,812
Meristar Hospitality Corp., 10.5%, 2009                                              70,000              74,900
Penn National Gaming, Inc., 6.75%, 2015##                                           150,000             147,750
Pinnacle Entertainment, Inc., 8.25%, 2012                                           200,000             200,000
Pinnacle Entertainment, Inc., 8.75%, 2013                                           135,000             139,725
Royal Caribbean Cruises Ltd., 6.875%, 2013                                          210,000             218,925
Scientific Games Corp., 6.25%, 2012##                                                75,000              74,625
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                             435,000             475,238
Station Casinos, Inc., 6.5%, 2014                                                   140,000             138,950
                                                                                                   ------------
                                                                                                   $  3,819,968
                                                                                                   ------------

INDUSTRIAL - 3.3%
Amsted Industries, Inc., 10.25%, 2011##                                          $  325,000        $    354,250
Da Lite Screen Co., Inc., 9.5%, 2011                                                210,000             227,850
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                    255,000             274,125
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                           490,000             421,400
Knowledge Learning Corp., 7.75%, 2015##                                             125,000             120,625
Milacron Escrow Corp., 11.5%, 2011                                                  280,000             305,200
Rexnord Industries, Inc., 10.125%, 2012                                              95,000             104,500
Valmont Industries, Inc., 6.875%, 2014                                              215,000             212,850
Williams Scotsman, Inc., 9.875%, 2007                                               165,000             164,175
Williams Scotsman, Inc., 10%, 2008                                                   50,000              53,500
                                                                                                   ------------
                                                                                                   $  2,238,475
                                                                                                   ------------

MACHINERY & TOOLS - 2.3%
Case Corp., 7.25%, 2016                                                          $   75,000        $     71,250
Case New Holland, Inc., 9.25%, 2011##                                               190,000             202,350
JLG Industries, Inc., 8.25%, 2008                                                   210,000             222,600
Manitowoc Co., Inc., 10.375%, 2011                                           EUR    115,000             164,386
Terex Corp., 10.375%, 2011                                                       $  340,000             369,750
United Rentals, Inc., 6.5%, 2012                                                    200,000             194,500
United Rentals, Inc., 7.75%, 2013                                                   175,000             169,750
United Rentals, Inc., 7%, 2014                                                      170,000             155,550
                                                                                                   ------------
                                                                                                   $  1,550,136
                                                                                                   ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 4.7%
AmerisourceBergen Corp., 7.25%, 2012                                             $  215,000        $    227,900
CDRV Investors, Inc., 0% to 2010, 9.625 to 2015##                                   350,000             210,875
Davita, Inc., 6.625%, 2013##                                                        125,000             123,750
Davita, Inc., 7.25%, 2015##                                                         145,000             142,100
Extendicare Health Services, Inc., 6.875%, 2014                                     140,000             138,250
Fisher Scientific International, Inc., 8.125%, 2012                                 174,000             188,790
HCA, Inc., 7.875%, 2011                                                             410,000             443,580
HCA, Inc., 6.375%, 2015                                                             295,000             292,829
HealthSouth Corp., 7.625%, 2012                                                     180,000             172,800
InSight Health Services Corp., 9.875%, 2011                                         210,000             205,800
Select Medical Corp., 7.625%, 2015##                                                175,000             175,000
Tenet Healthcare Corp., 6.5%, 2012                                                  240,000             220,800
Tenet Healthcare Corp., 9.875%, 2014                                                210,000             218,400
Tenet Healthcare Corp., 9.25%, 2015##                                               140,000             139,650
U.S. Oncology, Inc., 10.75%, 2014##                                                 190,000             209,000
                                                                                                   ------------
                                                                                                   $  3,109,524
                                                                                                   ------------

MEDICAL EQUIPMENT - 0.3%
Warner Chilcott Corp., 8.75%, 2015##                                             $  220,000        $    221,100
                                                                                                   ------------

METALS & MINING - 1.4%
Century Aluminum Co., 7.5%, 2014                                                 $  185,000        $    186,850
Doe Run Resources Corp., 11.75%, 2008#                                              252,800             235,104
Foundation PA Coal Co., 7.25%, 2014                                                 140,000             142,100
Peabody Energy Corp., 5.875%, 2016                                                  140,000             135,100
Russel Metals, Inc., 6.375%, 2014                                                   220,000             213,400
                                                                                                   ------------
                                                                                                   $    912,554
                                                                                                   ------------

NATURAL GAS - DISTRIBUTION - 0.4%
AmeriGas Partners LP, 8.875%, 2011                                               $  275,000        $    291,500
                                                                                                   ------------

NATURAL GAS - PIPELINE - 3.4%
ANR Pipeline Co., 9.625%, 2021                                                   $  325,000        $    403,590
Colorado Interstate Gas Co., 5.95%, 2015##                                           35,000              33,512
El Paso Energy Corp., 7.625%, 2010                                                  205,000             214,965
El Paso Energy Corp., 7%, 2011                                                      405,000             388,800
El Paso Energy Corp., 7.75%, 2013                                                   390,000             394,875
Enterprise Products Operating LP, 6.375%, 2013                                      105,000             110,067
Enterprise Products Partners LP, 5.6%, 2014                                         205,000             202,321
Markwest Energy Partners LP, 6.875%, 2014##                                         210,000             210,000
Williams Cos., Inc., 7.125%, 2011                                                   292,000             304,775
                                                                                                   ------------
                                                                                                   $  2,262,905
                                                                                                   ------------

OIL SERVICES - 1.2%
GulfMark Offshore, Inc., 7.75%, 2014##                                           $  180,000        $    184,500
Hanover Compressor Co., 9%, 2014                                                    200,000             214,000
Ocean Rig Norway S.A., 10.25%, 2008                                                 190,000             194,513
Petroleum Geo-Services A.S.A., 10%, 2010                                            200,000             224,500
                                                                                                   ------------
                                                                                                   $    817,513
                                                                                                   ------------

OILS - 0.3%
Premcor Refining Group, Inc., 7.75%, 2012                                        $  120,000        $    123,900
Premcor Refining Group, Inc., 7.5%, 2015                                             85,000              87,338
                                                                                                   ------------
                                                                                                   $    211,238
                                                                                                   ------------

POLLUTION CONTROL - 0.5%
Allied Waste North America, Inc., 6.5%, 2010                                     $  170,000        $    164,900
Allied Waste North America, Inc., 7.875%, 2013                                      170,000             169,575
                                                                                                   ------------
                                                                                                   $    334,475
                                                                                                   ------------

PRECIOUS METALS & MINERALS - 0.3%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                               $  229,000        $    225,565
                                                                                                   ------------

PRINTING & PUBLISHING - 2.5%
Cenveo Corp., 7.875%, 2013                                                       $  100,000        $     89,250
Dex Media East LLC, 12.125%, 2012                                                   146,000             173,010
Dex Media, Inc., 0% to 2008, 9% to 2013                                             725,000             551,000
Hollinger, Inc., 12.875%, 2011##                                                     99,000             109,147
Lighthouse International Co. S.A., 8%, 2014##                                EUR    170,000             222,618
Mail-Well Corp., 9.625%, 2012                                                        60,000              63,900
MediaNews Group, Inc., 6.875%, 2013                                                 205,000             200,900
WDAC Subsidiary Corp., 8.375%, 2014##                                               245,000             227,850
                                                                                                   ------------
                                                                                                   $  1,637,675
                                                                                                   ------------

RAILROAD & SHIPPING - 0.6%
Kansas City Southern Railway Co., 7.5%, 2009                                     $  360,000        $    367,200
                                                                                                   ------------

RESTAURANTS - 0.3%
Carrols Holdings Corp., 9%, 2013##                                               $  200,000        $    206,000
                                                                                                   ------------

RETAILERS - 2.6%
Buhrmann U.S., Inc., 7.875%, 2015##                                              $  205,000        $    205,000
Couche-Tard, Inc., 7.5%, 2013                                                       260,000             273,000
Dollar General Corp., 8.625%, 2010                                                  235,000             266,137
Duane Reade, Inc., 9.75%, 2011                                                      145,000             127,600
Finlay Fine Jewelry Corp., 8.375%, 2012                                             320,000             302,400
J.C. Penney Co., Inc., 6.875%, 2015                                                  35,000              32,288
LFS, Inc., 10.75%, 2015##                                                            15,000              14,400
Rite Aid Corp., 9.25%, 2013                                                         120,000             119,400
Rite Aid Corp., 6.875%, 2013                                                        375,000             348,750
Saks, Inc., 7%, 2013                                                                 31,000              28,055
                                                                                                   ------------
                                                                                                   $  1,717,030
                                                                                                   ------------

STEEL - 0.2%
AK Steel Holding Corp., 7.75%, 2012                                              $  140,000        $    134,750
                                                                                                   ------------

SUPERMARKETS - 0.5%
Roundy's, Inc., 8.875%, 2012                                                     $  340,000        $    363,800
                                                                                                   ------------

TELECOMMUNICATIONS - WIRELESS - 4.5%
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                  $  170,000        $    184,875
American Tower Corp., 9.375%, 2009                                                   38,000              39,900
American Tower Corp., 7.125%, 2012                                                  150,000             149,250
Centennial Communications
Corp., 10.125%, 2013                                                                270,000             298,350
Crown Castle International Corp., 7.5%, 2013                                        200,000             219,500
Dobson Cellular Systems, Inc., 8.375%, 2011##                                        55,000              56,100
Dobson Communications Corp., 8.875%, 2013                                            65,000              51,025
IWO Escrow Co., FRN, 6.32%, 2012##                                                   30,000              30,600
Nextel Communications, Inc., 5.95%, 2014                                            805,000             800,975
Nextel Communications, Inc., 7.375%, 2015                                           175,000             184,844
Rogers Wireless, Inc., 6.375%, 2014                                                 135,000             130,950
Rogers Wireless, Inc., 7.5%, 2015                                                   185,000             191,013
Rural Cellular Corp., 9.75%, 2010                                                   115,000             105,225
Rural Cellular Corp., 9.875%, 2010                                                  205,000             206,025
U.S. Unwired, Inc., 10%, 2012                                                       160,000             177,200
Ubiquitel Operating Co., 9.875%, 2011                                               160,000             176,400
                                                                                                   ------------
                                                                                                   $  3,002,232
                                                                                                   ------------

TELECOMMUNICATIONS - WIRELINE - 5.7%
AT&T Corp., 7.3%, 2011                                                           $  244,000        $    277,245
Cincinnati Bell, Inc., 8.375%, 2014                                                 210,000             206,850
Cincinnati Bell, Inc., 8.375%, 2014##                                                35,000              34,475
Citizens Communications Co., 9.25%, 2011                                            270,000             295,650
Citizens Communications Co., 6.25%, 2013                                            110,000             103,400
Eircom Funding PLC, 8.25%, 2013                                                     130,000             141,375
GCI, Inc., 7.25%, 2014                                                              215,000             208,550
MCI, Inc., 6.908%, 2007                                                             168,000             170,940
MCI, Inc., 7.688%, 2009                                                             158,000             164,320
Qwest Capital Funding, Inc., 7.25%, 2011                                            240,000             223,800
Qwest Corp., 7.875%, 2011##                                                         230,000             236,900
Qwest Corp., 8.875%, 2012##                                                         295,000             320,813
Qwest Services Corp., 13.5%, 2010##                                                 835,000             966,513
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                   140,000             135,100
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                     195,000             187,200
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                   135,000             129,600
                                                                                                   ------------
                                                                                                   $  3,802,731
                                                                                                   ------------

TIRE & RUBBER - 0.1%
Cooper-Standard Automotive, Inc., 8.375%, 2014##                                 $   90,000        $     73,125
                                                                                                   ------------

TOBACCO - 0.3%
R.J. REYNOLDS TOBACCO HOLDINGS, INC., 7.25%, 2012                                $  185,000        $    189,625
                                                                                                   ------------

TRANSPORTATION - SERVICES - 0.7%
CHC Helicopter Corp., 7.375%, 2014                                               $  155,000        $    150,931
Stena AB, 9.625%, 2012                                                               80,000              88,600
Stena AB, 7%, 2016                                                                  171,000             158,175
TFM S.A. de C.V., 12.5%, 2012                                                        51,000              58,140
                                                                                                   ------------
                                                                                                   $    455,846
                                                                                                   ------------

UTILITIES - ELECTRIC POWER - 8.3%
AES Corp., 8.75%, 2013##                                                         $  345,000        $    376,050
AES Corp., 9%, 2015##                                                               115,000             126,500
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                      250,000             265,000
CMS Energy Corp., 8.5%, 2011                                                        195,000             210,600
Calpine Corp., 8.5%, 2008                                                           170,000             120,700
Calpine Corp., 8.75%, 2013##                                                        525,000             396,375
CenterPoint Energy, Inc., 7.25%, 2010                                               134,000             146,502
DPL, Inc., 6.875%, 2011                                                             125,000             132,809
Dynegy Holdings, Inc., 9.875%, 2010##                                                80,000              85,700
Dynegy Holdings, Inc., 6.875%, 2011                                                  15,000              13,312
Dynegy Holdings, Inc., 10.125%, 2013##                                              105,000             114,450
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                  250,000             280,254
FirstEnergy Corp., 6.45%, 2011                                                      332,000             350,275
FirstEnergy Corp., 7.375%, 2031                                                     145,000             164,242
Midwest Generation LLC, 8.75%, 2034                                                 400,000             446,000
NRG Energy, Inc., 8%, 2013##                                                        395,000             417,713
Nevada Power Co., 6.5%, 2012                                                         50,000              51,625
Nevada Power Co., 5.875%, 2015##                                                    120,000             117,000
NorthWestern Corp., 5.875%, 2014##                                                  220,000             218,861
PSEG Power LLC, 7.75%, 2011                                                         320,000             364,485
Reliant Energy, Inc., 6.75%, 2014                                                    95,000              88,588
Reliant Resources, Inc., 9.25%, 2010                                                 80,000              85,600
Reliant Resources, Inc., 9.5%, 2013                                                  95,000             103,313
Sierra Pacific Power Co., 6.25%, 2012                                               105,000             106,575
Sierra Pacific Resources, 8.625%, 2014                                              160,000             170,400
TXU Corp., 5.55%, 2014##                                                            385,000             365,292
Texas Genco LLC, 6.875%, 2014##                                                     205,000             205,513
                                                                                                   ------------
                                                                                                   $  5,523,734
                                                                                                   ------------
Total Bonds (Identified Cost, $62,402,299)                                                         $ 62,036,053
                                                                                                   ------------

ISSUER                                                                           SHARES               VALUE

STOCKS - 1.0%

AUTOMOTIVE - 0.3%
Magna International, Inc., "A"                                                        3,000        $    200,700
                                                                                                   ------------

BROADCAST & CABLE TV - 0.5%
NTL, Inc.*                                                                            2,203        $    140,265
Telewest Global, Inc.*                                                               10,166             180,853
                                                                                                   ------------
                                                                                                   $    321,118
                                                                                                   ------------

FOREST & PAPER PRODUCTS - 0%
Corporacion Durango S.A. de C.V.*                                                    12,137        $     13,039
                                                                                                   ------------

PHARMACEUTICALS - 0.2%
Merck & Co., Inc.                                                                     4,500        $    145,665
                                                                                                   ------------

SPECIALTY CHEMICALS - 0%
Sterling Chemicals, Inc.*                                                                31        $      1,271
                                                                                                   ------------

TELEPHONE SERVICES - 0%
VersaTel Telecom International N.V.*                                                  7,740        $     17,361
Total Stocks (Identified Cost, $917,809)                                                           $    699,154
                                                                                                   ------------

PREFERRED STOCKS - 0.1%

PRINTING & PUBLISHING - 0.1%
PRIMEDIA, Inc., 8.625%                                                                  500        $     48,000
                                                                                                   ------------

REAL ESTATE - 0%
HRPT Properties Trust, 8.75%                                                            200        $      5,346
                                                                                                   ------------

TELEPHONE SERVICES - 0%
PTV, Inc., "A", 10%                                                                      10        $         35
                                                                                                   ------------
Total Preferred Stocks (Identified Cost, $50,220)                                                  $     53,381
                                                                                                   ------------

WARRANTS - 0%
Loral Space & Communications Ltd., $0.14, 1/28/97 (Business Services) *               1,000        $          5
Loral Space & Communications Ltd., $0.14, 1/28/97 (Business Services) *               1,100                   4
Sterling Chemicals, Inc., $52.00, 12/31/02 (Specialty Chemicals) *                       51                  87
Thermadyne Holdings Corp., $20.78, 5/29/03 (Machinery & Tools) *                      2,705                 676
XM Satellite Radio, Inc., $45.24, 9/16/00 (Broadcast & Cable TV) *                      425              29,750
XO Communications, Inc., "A", $6.25, 5/27/03 (Telephone Services) *                     397                 139
XO Communications, Inc., "B", $7.50, 5/27/03 (Telephone Services) *                     298                  63
XO Communications, Inc., "C", $10.00, 5/27/03 (Telephone Services) *                    298                  49
                                                                                                   ------------
Total Warrants (Identified Cost, $203,646)                                                         $     30,773
                                                                                                   ------------

ISSUER                                                                          PAR AMOUNT             VALUE

SHORT-TERM OBLIGATION - 4.0%<
Citibank Credit Card Issuance Trust, 2.85%, due 4/01/05, at
Amortized Cost                                                                   $2,675,000        $  2,675,000
                                                                                                   ------------

REPURCHASE AGREEMENT - 0.4%
Merriill Lynch, 2.80%, dated 3/31/05, due 4/01/05, total to be received $267,021 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                         $  267,000        $    267,000
                                                                                                   ------------
Total Investments
    (Identified Cost, $66,515,974)~                                                                $ 65,761,361
                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                 1,101,819
                                                                                                   ------------
NET ASSETS - 100.0%                                                                                $ 66,863,180
                                                                                                   ------------

High Yield Variable Account

 * Non-income producing security.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 # Payment-in-kind security.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
~  As of March 31, 2005, the series had one security representing $13,039 and 0.02% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            EUR= Euro
            SEK= Swedish Krone

Abbreviations:
STRIPS=Separate Trading of Registered Interest and Principal of Securities
FRN=Floating Rate Note See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                           IN                   NET UNREALIZED
                         CONTRACTS TO   EXCHANGE    CONTRACTS    APPRECIATION
SETTLEMENT DATE        DELIVER/RECEIVE    FOR        AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------
SALES
-----
4/11/2005-4/25/2005  EUR  1,699,559    $2,186,834   $2,204,178       $(17,344)

PURCHASES
---------
4/11/2005-4/25/2005  EUR    642,447    $  848,917   $  833,309       $(15,608)
     5/6/2005        SEK     76,260        11,272       10,794           (478)
                                       --------------------------------------
                                       $  860,189   $  844,103       $(16,086)
                                       ======================================

At March 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.



(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.